Consolidated Statements of Changes in Equity Holders' Deficit - USD ($)	Share capital [member]	Common Units [Member]	Round Preferred Units [Member]	Issued capital [member]	Subscriptions Payable [Member]	Shares Issuable [Member]	Equity Component Of Convertible Debentures [Member]	Contributed Surplus [Member]	Currency Translation Reserve [Member]	Retained earnings [member]	Non-controlling interests [member]	Total
Balance - October 31, 2018 at Oct. 31, 2018		$ 3,426,829	$ 1,274,944	$ 4,701,773	$ 720,516		$ 132,000	$ 2,010,489		$ (7,812,383)		$ (247,605)
Beginning balance, shares at Oct. 31, 2018		40,706,873
IfrsStatementLineItems [Line Items]
Currency Translation Adjustment									121,920			121,920
Net loss										(9,300,222)	(176,712)	(9,476,934)
Issuance costs	(143,786)							(56,781)				(200,567)
Common shares issued for services (Note 19)	255,360											255,360
Common shares issued for services, shares		1,035,500
Common units issued pursuant to conversion of notes payable (Note 16)		$ 1,451,400		1,451,400								1,451,400
Common units issued pursuant to conversion of notes payable, shares		5,465,877
Common units issued pursuant to technology license agreement (Note 16)		$ 1,574,761		1,574,761								1,574,761
Common units issued pursuant to technology license agreement, shares		6,600,000
Common units issued pursuant to exercise of purchase option (Note 16)		$ 1,218,784		1,218,784				(1,218,784)
Common units issued pursuant to exercise of purchase option, shares		4,202,429
Subscription receipts (Note 17)					554,000							554,000
Common units issued pursuant to subscription receipts (Note 17)		$ 913,698		913,698	(1,274,516)			360,818
Common units issued pursuant to subscription receipts, shares		3,771,023
Exchange of Units for common shares pursuant to the Transaction	9,860,416	$ (8,585,472)	(1,274,944)	(9,860,416)
Common units issued to existing shareholders of the Company pursuant to the Transaction (Note 19)	900,403											900,403
Common units issued to existing shareholders of the Company pursuant to the Transaction, shares		3,773,689
Common shares issued to former debt holders of the Company (Note 19)	200,651							79,237				279,888
Common shares issued to former debt holders of the Company, shares		839,790
Common shares pursuant to acquisition of Grown Rogue Canada (Note 19)	23,860											23,860
Common shares pursuant to acquisition of Grown Rogue Canada, shares		100,000
Common shares issued pursuant to subscription receipts (Note 19)	1,479,947							584,430				2,064,377
Common shares issued pursuant to subscription receipts, shares		6,193,917
Fair value of broker warrants	(50,508)							50,508
Fair value of Grown Rogue Canada replacement warrants (Note 20)								893,646				893,646
Debt settlements					5,136							5,136
Common shares issued for debt (Note 19)	121,587											121,587
Common shares issued for debt, shares		530,818
Stock based compensation expenses								112,080				112,080
Issuance of common share purchase warrants								74,792				74,792
Derivative Liability							(132,000)					(132,000)
Non-controlling interest											196,250	196,250
Balance - October 31, 2019 at Oct. 31, 2019	12,647,930				5,136			2,890,435	121,920	(17,112,605)	19,538	(1,427,646)
Ending balance, shares at Oct. 31, 2019		73,219,916
IfrsStatementLineItems [Line Items]
Currency Translation Adjustment									(134,117)			(134,117)
Net loss										(2,281,439)	(75,049)	(2,356,488)
Common units issued pursuant to private placement (Note 19.8)	564,147							520,188				1,084,335
Common units issued pursuant to private placement, shares		15,000,000
Issuance costs	(11,508)							(5,083)				(16,591)
Common shares issued pursuant to share swap (Note 19.8)	848,011											848,011
Common shares issued pursuant to share swap, shares		15,000,000
Common shares issued for compensation (Note 19.12)	76,797											76,797
Common shares issued for compensation, shares		909,386
Common shares issued for services (Note 19)	163,543											163,543
Common shares issued for services, shares		2,300,000
Common shares issued for investment (Note 19.9)	12,812											12,812
Common shares issued for investment, shares		200,000
Conversion of debt into common shares (Note 19.10)	112,863											112,863
Conversion of debt into common shares, shares		1,038,095
Issuances pursuant to convertible agreements (Note 19.10)	9,746							424,645				434,391
Issuances pursuant to convertible agreements, shares		115,000
Stock option grants								240,079				240,079
Elimination of non-controlling interest of subsidiary sold											22,128	22,128
Subscription payable to be settled as trade payable					(5,136)							(5,136)
Derivative Liability												787,264
Balance - October 31, 2019 at Oct. 31, 2020	14,424,341							4,070,264	(12,197)	(19,394,044)	(33,383)	(945,019)
Ending balance, shares at Oct. 31, 2020		107,782,397
IfrsStatementLineItems [Line Items]
Shares issued for employment, director, & consulting services (Note 19.1)	95,294											95,294
Shares issued for employment, director, & consulting services, shares		534,294
Shares issuable for employment, director & consulting services						38,532						38,532
Shares issued pursuant to private placement (Notes 19.2)	1,225,000											1,225,000
Shares issued pursuant to private placement, shares		10,231,784
Expenses of non-brokered private placement (Note 19.2)	(15,148)											(15,148)
Shares issued to extend payment due date (Note 19.3)	2,103											2,103
Shares issued to extend payment due date, shares		25,000
Shares payments towards acquisition of Golden Harvests and extend due date (Note 8, Note 19.5)	107,461											107,461
Shares payments towards acquisition of Golden Harvests and extend due date, shares		600,000
Shares issuable for consideration for acquisition of Golden Harvests (Note 8)						35,806						35,806
Shares issued to partner creditor (Note 19.4)	36,310											36,310
Shares issued to partner creditor, shares		400,000
Shares and warrants issued pursuant to brokered private placement of Special Warrants (Notes 19.6, 19)	3,738,564											3,738,564
Shares and warrants issued pursuant to brokered private placement of Special Warrants, shares		23,162,579
Expenses of brokered private placement of Special Warrants (Note 19.6)	(485,722)											(485,722)
Broker and advisory warrants issued pursuant to Special Warrant financing (Notes 19.6)	(210,278)							210,278
Settlement of convertible debentures for cash and common shares (Note 19.7)	916,290							1,883,731				2,800,021
Settlement of convertible debentures for cash and common shares, shares		10,488,884
Issuance of non-controlling interest in subsidiary for cash (Note 30.5)								(475,000)			475,000
Purchase of non-controlling interest in subsidiary (Note 31.5)	664,816							475,000			(475,000)	664,816
Purchase of non-controlling interest in subsidiary, shares		3,711,938
Change in ownership interests in subsidiaries											671,811	671,811
Stock option vesting expense								243,662				243,662
Currency Translation Adjustment									(78,181)			(78,181)
Net loss										(2,410,305)	1,395,558	(1,014,747)
Balance - October 31, 2019 at Oct. 31, 2021	$ 20,499,031					$ 74,338		$ 6,407,935	$ (90,378)	$ (21,804,349)	$ 2,033,986	$ 7,120,563
Ending balance, shares at Oct. 31, 2021		156,936,876